First time adoption of IFRS (Details 2) (CAD)	12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011
First Time Adoption Of Ifrs [Abstract]
Net loss and total comprehensive loss for the period under Canadian GAAP		2,973,798
Adjustments for differing accounting treatments share-based compensation		(6,387)
Total loss and comprehensive loss for the period under IFRS	(3,566,641)	(2,967,411)